Operating Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Information about Reportable Segments
(c)	Information about reportable segments as of and for the years ended December 31, 2023, 2024 and 2025 are as follows:

1)	As of and for the year ended December 31, 2023

			Infrastructure
(in millions of Won)	Steel		Trading	Construction	Logistics and others	Rechargeable Battery Materials	Others	Total
External revenues	￦	40,393,273	24,033,506	8,301,130	470,613	3,816,042	112,633	77,127,197
Internal revenues		23,145,425	18,910,246	1,966,373	3,475,340	1,005,844	1,449,581	49,952,809
Inter segment revenues		15,293,780	8,906,571	1,864,723	3,431,594	972,511	1,422,313	31,891,492
Total revenues		63,538,698	42,943,752	10,267,503	3,945,953	4,821,886	1,562,214	127,080,006
Interest income		281,530	66,398	100,682	15,837	39,339	73,550	577,336
Interest expenses		(718,937)	(284,056)	(105,102)	(14,091)	(57,638)	(272)	(1,180,096)
Depreciation and amortization		(3,044,565)	(508,161)	(66,854)	(54,219)	(155,567)	(16,126)	(3,845,492)
Impairment loss on property, plant and equipment and others		(305,437)	(9,826)	(28,031)	—	(55,601)	(10,657)	(409,552)
Share of income (loss) of equity-accounted investees, net		(182,668)	(37,368)	13,632	—	(67,248)	(109,568)	(383,220)
Income tax expense		(595,457)	(239,164)	(95,364)	(39,250)	13,281	113,895	(842,059)
Segment profits (losses)		1,241,211	723,929	183,453	170,959	(235,603)	827,298	2,911,247
Segment total assets		66,224,069	19,650,557	9,631,691	2,476,842	10,909,515	51,957,529	160,850,203
Investment in subsidiaries, associates and joint ventures		3,855,038	2,933,140	481,672	9,999	1,550,524	45,084,972	53,915,345
Acquisition of non-current assets		3,748,163	553,955	119,438	137,237	2,795,447	162,639	7,516,879
Segment total liabilities		24,154,043	11,842,508	5,589,827	993,071	4,972,568	4,301,310	51,853,327

2 )	As of and for the year ended December 31, 2024

			Infrastructure
(in millions of Won)	Steel		Trading	Construction	Logistics and others	Rechargeable Battery Materials	Others	Total
External revenues	￦	39,104,095	22,803,773	7,473,006	421,742	2,812,549	72,978	72,688,143
Internal revenues		23,096,825	20,099,480	2,356,572	3,717,459	1,017,302	2,038,172	52,325,810
Inter segment revenues		15,038,824	9,427,415	2,233,541	3,694,427	959,313	2,011,559	33,365,079
Total revenues		62,200,920	42,903,253	9,829,578	4,139,201	3,829,851	2,111,150	125,013,953
Interest income		279,469	72,208	158,867	18,902	47,525	85,128	662,099
Interest expenses		(699,586)	(308,671)	(146,885)	(12,169)	(117,040)	(1,328)	(1,285,679)
Depreciation and amortization		(3,166,418)	(492,626)	(77,355)	(61,578)	(240,723)	(19,964)	(4,058,664)
Impairment loss on property, plant and equipment and others		(273,160)	(36,161)	(8,420)	(10,518)	(331,717)	(299)	(660,275)
Share of loss of equity-accounted investees, ne t		(321,718)	(142,090)	(111,476)	—	(170,122)	(392,074)	(1,137,480)
Income tax expense		(306,337)	(189,573)	(18,387)	(46,996)	203,475	62,923	(294,895)
Segment profits (losses)		691,477	536,684	(194,292)	104,022	(634,860)	1,596,035	2,099,066
Segment total assets		66,585,437	21,012,507	9,270,877	2,592,169	15,090,058	50,946,666	165,497,714
Investment in subsidiaries, associates and joint ventures		4,339,321	3,080,324	276,994	12,165	2,397,830	45,407,650	55,514,284
Acquisition of non-current assets		3,589,327	916,654	29,033	252,499	4,717,540	256,826	9,761,879
Segment total liabilities		24,375,388	12,152,036	5,627,404	1,003,673	7,347,647	2,565,914	53,072,062

3 )	As of and for the year ended December 31, 2025

			Infrastructure
(in millions of Won)	Steel		Trading	Construction	Logistics and others	Rechargeable Battery Materials	Others	Total
External revenues	￦	37,284,859	23,744,104	5,615,425	308,698	2,096,318	45,482	69,094,886
Internal revenues		22,113,985	18,476,807	1,612,908	3,245,526	1,242,068	1,454,626	48,145,920
Inter segment revenues		13,410,240	8,320,896	1,536,259	3,213,965	1,080,601	1,428,562	28,990,523
Total revenues		59,398,844	42,220,911	7,228,333	3,554,224	3,338,386	1,500,108	117,240,806
Interest income		265,247	71,820	166,612	14,037	33,093	102,238	653,047
Interest expenses		(642,769)	(294,752)	(158,004)	(10,091)	(163,332)	(36,075)	(1,305,023)
Depreciation and amortization		(3,157,768)	(550,848)	(77,880)	(61,323)	(387,604)	(25,757)	(4,261,180)
Impairment loss on property, plant and equipment and others		(74,950)	(102,427)	(1,124)	(69)	(26,967)	1	(205,536)
Share of profit (loss) of equity-accounted investees, ne t		78,456	(66,743)	(59,415)	—	(4,598)	(288,464)	(340,764)
Income tax expense		(425,319)	(127,340)	165,765	(30,729)	56,431	(296,715)	(657,907)
Segment profits (losses)		1,151,885	562,687	(565,450)	61,045	(592,030)	506,748	1,124,885
Segment total assets		65,563,164	23,642,210	9,797,114	2,041,956	17,624,390	52,173,819	170,842,653
Investment in subsidiaries, associates and joint ventures		4,853,061	4,373,069	243,420	26,859	3,557,211	46,090,333	59,143,953
Acquisition of non-current assets		2,740,237	917,829	24,041	215,973	2,218,337	305,257	6,421,674
Segment total liabilities		22,346,902	13,197,558	6,662,955	784,391	7,827,176	3,983,008	54,801,990

Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items
(d)	Reconciliations of total segment revenues, profit or loss, assets and liabilities, and other significant items to their respective consolidated financial statement line items are as follows:

1)	Revenues

(in millions of Won)	2023		2024	2025
Total revenue for reportable segments	￦	127,080,006	125,013,953	117,240,806
Elimination of inter-segment revenue		(49,952,809)	(52,325,810)	(48,145,920)
Basis difference(*2)		(70,648)	771,265	(107,948)

	￦	77,056,549	73,459,408	68,986,938

2)	Profit

(in millions of Won)	2023		2024	2025
Total profit for reportable segments	￦	2,911,247	2,099,066	1,124,885
Goodwill and corporate fair value (“FV”) adjustment s		172,493	(64,791)	(65,966)
Elimination of inter-segment losses (profits)		(1,237,891)	(1,086,695)	(554,515)
Income tax expense		789,305	303,623	602,446
Basis difference(*2)		272	75,027	32,308

Profit before income taxes	￦	2,635,426	1,326,230	1,139,158

3)	Assets

(in millions of Won)	2024		2025
Total assets for reportable segments(*1)	￦	165,497,714	170,842,653
Equity-accounted investees		(50,775,491)	(54,163,800)
Goodwill and corporate FV adjustments		2,543,165	2,943,006
Elimination of inter-segment assets		(13,861,189)	(14,429,421)
Basis difference(*2)		39,536	95,240

	￦	103,443,735	105,287,678

4)	Liabilities

(in millions of Won)	2024		2025
Total liabilities for reportable segments(*1)	￦	53,072,062	54,801,990
Corporate FV adjustments		221,537	211,742
Elimination of inter-segment liabilities		(11,339,768)	(12,198,985)
Basis difference(*2)		47,136	80,219

	￦	42,000,967	42,894,966

(*1)
As segment assets and liabilities are determined based on separate financial statements, the carrying amount of assets of subsidiaries, which are in a different segment from that of their immediate parent company, in the separate financial statements the immediate parent company is eliminated upon consolidation. In addition, the amount of investment in associates and joint ventures are adjusted from the amount reflected in segment assets to that determined using equity method in consolidated financial statements.

(*2)
Basis difference is related to the differences in recorded revenue and expenses for development and sale of certain residential real estates and other items between the report reviewed by management and the consolidated financial statements.

5)	Other significant items

a)	For the year ended December 31, 2023

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*1)	Consolidated
Interest income	￦	577,336	—	(75,189)	—	502,147
Interest expenses		(1,180,096)	—	178,807	—	(1,001,290)
Depreciation and amortization		(3,845,492)	(99,347)	121,559	—	(3,823,280)
Share of profit(loss) of equity-accounted investees, net		(383,220)	—	652,898	—	269,678
Income tax expense		(842,059)	46,116	6,638	(62)	(789,367)
Impairment loss on property, plant and equipment and others		(409,552)	—	3,799	—	(405,753)

	￦	(6,083,083)	(53,231)	888,512	(62)	(5,247,865)

b)	For the year ended December 31, 2024

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*1)	Consolidated
Interest income	￦	662,099	—	(85,317)	—	576,782
Interest expenses		(1,285,679)	—	234,168	—	(1,051,511)
Depreciation and amortization		(4,058,664)	(86,358)	160,562	—	(3,984,460)
Share of profit of equity-accounted investees, net		(1,137,480)	(50)	881,072	—	(256,458)
Income tax expense		(294,895)	21,668	(30,396)	(17,331)	(320,954)
Impairment loss on property, plant and equipment and others		(660,275)	(282)	(13,198)	—	(673,755)

	￦	(6,774,894)	(65,022)	1,146,891	(17,331)	(5,710,356)

c)	For the year ended December 31, 2025

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*1)	Consolidated
Interest income	￦	653,047	—	(119,740)	—	533,307
Interest expenses		(1,305,023)	—	213,561	—	(1,091,462)
Depreciation and amortization		(4,261,180)	(80,920)	182,877	—	(4,159,223)
Share of profit(loss) of equity-accounted investees, net		(340,764)	—	690,674	—	349,910
Income tax expense		(657,907)	14,954	40,507	(9,689)	(612,135)
Impairment loss on property, plant and equipment and others		(205,536)	—	10,552	—	(194,984)

	￦	(6,117,363)	(65,966)	1,018,431	(9,689)	(5,174,587)

(*1)
Basis difference is related to the differences in recorded revenue and expenses for development and sale of certain residential real estates and other items between the report reviewed by management and the consolidated financial statements.

(d)	Revenue by geographic area for the years ended December 31, 2023, 2024 and 2025 was as follows:

(in millions of Won)	2023		2024	2025
Domestic	￦	50,658,510	45,960,140	42,516,707
Japan		2,691,788	2,814,631	2,590,102
China		6,152,191	5,737,686	5,160,583
Indonesia		3,422,647	3,156,962	2,873,999
Asia-other		7,287,382	7,382,157	7,751,121
North America		2,095,705	2,504,563	2,780,769
Europe		2,468,508	2,743,528	3,065,738
Others		2,350,466	2,388,476	2,355,867

		77,127,197	72,688,143	69,094,886
Basis difference		(70,648)	771,265	(107,948)

		￦ 77,056,549	73,459,408	68,986,938

Revenue and Non-current Assets by Geographic Area
(e)	Non-current assets by geographic area as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Domestic	￦	33,512,812	34,594,834
Japan		131,086	126,582
China		1,140,136	1,074,438
Indonesia		3,036,954	3,416,737
Asia-other		1,698,956	1,950,162
North America		1,857,787	2,400,911
Europe		302,775	324,813
Others		4,897,042	5,589,497

	￦	46,577,548	49,477,974